Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of depreciation is charged to write off the cost of assets
Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset – Land	60 years

Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years

	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use assets	Total
Cost:
As at January 01, 2019	28,037,886	65,868,246	213,843	76,100,795	8,344,847	27,540,969	206,106,586
Additions during the year	Nil	9,883	4,984	Nil	71,603,465	Nil	71,618,332
As at December 31, 2019	28,037,886	65,878,129	218,827	76,100,795	79,948,312	27,540,969	277,724,918

Accumulated Depreciation:
As at January 01, 2019	1,250,566	3,148,665	36,436	1,746,725	Nil	2,295,080	8,477,472
Charge for the year	1,121,515	2,829,671	43,237	1,565,419	Nil	459,016	6,018,858
As at December 31, 2019	2,372,081	5,978,336	79,673	3,312,144	Nil	2,754,096	14,496,330

Net Carrying Value:

As at December 31, 2019	25,665,805	59,899,793	139,154	72,788,651	79,948,312	24,786,873	263,228,588

As at December 31, 2018	26,787,320	62,719,581	177,407	74,354,070	8,344,847	25,245,889	197,629,114

Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years

Schedule of depreciation is charged to write off the cost of assets using the straight line method
Office Buildings	25 years
Tanks	50 years
Installations	20 - 25 years
Other Equipment	5 years
Right of use asset - Land	60 years